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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Municipal Trust

NYSE: VKQ

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

25	Financial Statements

28	Notes to Financial Statements

34	Financial Highlights

35	Approval of Investment Advisory and Sub-Advisory Contracts

37	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Municipal Trust

Trust Performance

Performance summary

Cumulative total returns, 2/29/16 to 8/31/16

Trust at NAV	5.48%
Trust at Market Value	10.27
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.98
Lipper Closed-End General and Insured Muncipal Leveraged Debt Funds Index■ (Peer Group Index)	5.92

Market Price Discount to NAV as of 8/31/16	-3.53

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index is composed of market value-weighted investment grade US municipal bonds that seek to measure the performance of US municipals with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Muncipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the

20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Municipal Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Municipal Trust

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.85%(a)
Alabama–2.57%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,770	$5,837,908
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2039	1,245	1,487,339
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2044	1,245	1,482,334
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/2039	2,150	2,213,834
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(c)	5.25%	07/01/2030	1,650	1,885,274
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,730,710
Lower Alabama Gas District (The); Series 2016 A, RB(b)	5.00%	09/01/2046	2,700	3,671,271
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,254,980
				20,563,650

Alaska–0.46%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	3,160	3,686,993

Arizona–2.60%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,584,245
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	1,700	1,835,354
Series 2008 B, Highway RB(b)(d)(e)	5.00%	07/01/2018	2,545	2,747,633
Series 2011 A, Ref. Sub. Highway RB(b)	5.25%	07/01/2032	2,500	2,952,125
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	561,860
Series 2010, RB	5.13%	05/15/2040	1,100	1,241,031
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(c)	5.25%	01/01/2032	1,035	1,049,438
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	640	627,885
Series 2009, Education RB	7.13%	01/01/2045	610	603,693
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	500	596,165
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,467,507
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/2028	2,050	2,249,117
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,276,187
				20,792,240

California–13.15%
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	1,960	2,390,396
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(c)(g)	0.00%	09/01/2020	4,000	3,781,120
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS–SGI)(c)	5.25%	09/01/2035	170	170,314
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(b)(d)(e)	5.00%	04/01/2018	6,000	6,420,300
Series 2009 F-1, Toll Bridge RB(b)(d)(e)	5.00%	04/01/2019	2,500	2,782,575
Series 2009 F-1, Toll Bridge RB(b)(d)(e)	5.13%	04/01/2019	4,000	4,464,920
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	800	629,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(b)	5.00%	12/01/2024	$775	$834,799
Series 2008 AE, Water System RB(b)	5.00%	12/01/2025	975	1,050,056
Series 2008 AE, Water System RB(b)	5.00%	12/01/2026	975	1,049,870
Series 2008 AE, Water System RB(b)	5.00%	12/01/2027	575	619,051
Series 2008 AE, Water System RB(b)	5.00%	12/01/2028	975	1,049,519
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,000	1,143,250
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,178,640
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(h)	5.30%	08/01/2023	1,510	1,541,363
Series 2008 K, Home Mortgage RB(h)	5.45%	08/01/2028	3,700	3,760,236
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,375	1,568,476
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,600	1,820,464
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,535	3,991,333
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,444,807
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	987,200
Series 2016 A, RB(f)	5.00%	12/01/2046	1,355	1,552,938
California (State of);
Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(i)(j)	0.56%	05/01/2033	2,000	2,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,294,935
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,205	1,361,987
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	695	785,545
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,506,329
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,262,729
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,476,909
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,884,930
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	415	427,147
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(c)(g)	0.00%	01/15/2034	4,125	2,366,183
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,575	4,648,154
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,525	5,579,421
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,461,270
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,219,060
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB(b)	5.00%	07/01/2043	3,500	4,161,290
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,117,790
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,345,764
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	100	105,154
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,125	1,257,255
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,607,487
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/2036	4,110	4,822,715
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	775	905,967
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,550	1,808,106
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/2036	3,360	3,969,370
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	816,212
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,754,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	$540	$590,900
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,250	1,392,738
				105,160,873

Colorado–4.90%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(b)	5.00%	03/01/2041	3,850	4,523,250
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	11/15/2041	4,225	5,134,178
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(b)(d)(e)	5.00%	05/01/2018	4,875	5,232,581
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,796,919
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	295,124
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	355,099
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,274,493
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,651,636
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,211,527
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	868,022
Platte River Power Authority; Series 2009 HH, RB(d)(e)	5.00%	06/01/2019	1,000	1,117,780
University of Colorado;
Series 2013 A, Enterprise RB(b)	5.00%	06/01/2037	5,845	7,078,295
Series 2013 A, Enterprise RB(b)	5.00%	06/01/2043	5,465	6,598,714
				39,137,618

Connecticut–0.53%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(c)(h)	6.60%	07/01/2024	2,840	2,850,934
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(h)	5.50%	04/01/2021	1,200	1,379,928
				4,230,862

District of Columbia–4.57%
District of Columbia,
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2034	3,445	4,219,470
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2035	6,890	8,405,593
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,167,521
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	2,400	2,805,072
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	700	820,799
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(d)(e)	5.50%	10/01/2017	4,000	4,215,800
Series 2008 A, Ref. Public Utility Sub. Lien RB(b)(d)(e)	5.00%	10/01/2018	1,575	1,717,916
Series 2008 A, Ref. Public Utility Sub. Lien RB(b)(d)(e)	5.00%	10/01/2018	775	845,324
Series 2013 A, Public Utility Sub. Lien RB(b)	5.00%	10/01/2044	3,000	3,649,080
Metropolitan Washington Airports Authority (Dulles Metrorail & Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,695,084
				36,541,659

Florida–7.53%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	685	704,838
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,180
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,200,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	$2,270	$2,733,171
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,978,808
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,190	2,583,631
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,200	2,275,856
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,300	1,552,317
Series 2014 B-2, TEMPS–70SM Continuing Care Community RB(f)	6.50%	05/15/2020	1,300	1,302,652
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,707,104
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(c)	5.95%	07/01/2020	205	219,278
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,650	1,934,806
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.38%	10/01/2033	975	1,054,765
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.50%	10/01/2038	2,175	2,360,375
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(c)(h)	4.50%	09/01/2034	295	295,557
JEA; Series 2012 Three B, Electric System RB(b)	5.00%	10/01/2039	3,100	3,604,339
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/2026	5,000	5,046,900
Series 2006, Ref. Hospital System RB	5.00%	11/15/2032	5,000	5,046,900
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,093,417
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,420,625
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	640	749,645
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,159,370
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,364,774
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(c)	5.00%	10/01/2035	1,950	2,298,153
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(k)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	110	110,118
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	105	104,996
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB(d)(e)	5.88%	11/15/2017	1,100	1,169,828
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/2023	2,600	2,970,786
Series 2011, Ref. RB(b)	5.00%	10/01/2031	2,565	3,019,287
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(c)(d)	5.35%	05/01/2018	3,250	3,479,125
Reunion East Community Development District;
Series 2005, Special Assessment RB(k)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	300	311,154
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(f)	5.25%	10/01/2027	400	415,172
Series 2007 A, Special Obligation RB(f)	5.75%	10/01/2022	500	522,465
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	725	726,312
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	773	541,023
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,167,500
				60,244,320
Georgia–2.23%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	205	231,873
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	375	424,159
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	205	231,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	$1,200	$1,399,296
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,300	1,515,904
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,200	1,399,296
Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	8,290	10,090,340
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	1,000	1,159,930
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,345,236
				17,797,229

Guam–0.82%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(d)(e)	5.38%	12/01/2019	350	401,058
Series 2009 A, Limited Obligation RB(d)(e)	5.63%	12/01/2019	1,850	2,134,696
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	936,478
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,547,042
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	860,090
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	697,069
				6,576,433

Hawaii–1.13%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,140,660
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	3,021,575
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,311,785
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	2,205	2,591,647
				9,065,667

Idaho–0.49%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	750	840,187
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,118,330
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	660	678,104
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,060	1,240,815
				3,877,436

Illinois–17.49%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,018,700
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,830	1,833,514
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2010, Industrial RB	5.50%	11/01/2040	725	809,006
Series 2013, Industrial RB	5.50%	11/01/2042	825	915,585
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	630	449,167
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	2,650	3,164,285
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,250	1,431,125
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/2033	4,000	4,200,920
Series 2012 B, Ref. Passenger Facility Charge RB(h)	5.00%	01/01/2030	4,500	5,108,850
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,934,242
Series 2015 C, RB(h)	5.00%	01/01/2046	850	979,906
Series 2015 D, RB	5.00%	01/01/2046	595	707,241
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds(b)	5.00%	12/01/2045	1,755	2,116,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/2036	$3,795	$4,230,173
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,285,987
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	680	715,666
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	425	445,799
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	356,164
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/2025	3,100	3,230,572
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	656,305
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	441,123
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	2,053,323
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,691,700
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,290	1,385,279
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(c)	5.00%	01/01/2032	1,175	1,333,578
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	1,004,990
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,599,481
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(f)(k)	5.50%	03/01/2017	982	196,115
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	429	439,455
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	600	549,896
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,155,510
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,622,821
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,125	1,237,838
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,138,370
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/2024	2,200	2,451,042
Series 2009 A, RB(b)	5.75%	08/15/2030	1,400	1,605,114
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB(d)(e)	5.75%	11/15/2017	3,500	3,716,930
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,801,597
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	230	28,666
Series 2016 B, RB	5.63%	05/15/2020	1,305	1,321,307
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,250	1,440,637
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,010,610
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	1,905	2,176,158
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,964,544
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB(d)(e)	5.50%	08/01/2017	3,500	3,654,980
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,675	1,882,985
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/2041	2,370	2,716,447
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	3,630	4,284,090
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/2050	2,265	2,446,019
Series 2012 B, RB(b)	5.00%	12/15/2028	1,700	1,901,671
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,588,124
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(c)(g)	0.00%	12/15/2029	2,750	1,724,470
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(c)	5.25%	06/15/2031	1,205	1,406,596
Series 2014, Ref. RB (INS–AGM)(c)	5.25%	06/15/2032	1,100	1,279,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	$3,875	$4,558,163
Series 2015 A, RB(b)	5.00%	01/01/2040	11,210	13,487,536
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,320,427
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,450	2,842,196
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,719,338
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,320,860
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,406,537
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	12/15/2041	3,075	3,505,900
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,467,280
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(k)	6.25%	03/01/2035	958	521,008
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/2042	485	507,131
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(e)(g)	0.00%	01/01/2019	425	416,139
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(g)	0.00%	01/01/2019	990	938,451
				139,851,493

Indiana–4.58%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)(d)(e)	5.00%	11/15/2016	5,600	5,652,304
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,747,994
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	1,440	1,655,741
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.00%	09/01/2046	1,495	1,609,218
Series 2014, RB(h)	5.25%	09/01/2034	870	963,917
Series 2014, RB(h)	5.25%	09/01/2040	2,520	2,773,688
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,850	4,370,751
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	572,645
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	575	643,293
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	662,216
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,889,100
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,506,462
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,680	2,037,554
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,298,940
Series 2013 F, RB(b)	5.00%	02/01/2030	3,240	3,826,829
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,889,130
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(f)	5.75%	09/01/2042	500	512,925
				36,612,707

Iowa–0.78%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,400	1,466,066
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,355	2,452,568
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,120	1,122,923
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,219,176
				6,260,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.89%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(b)	5.75%	11/15/2038	$3,500	$4,023,110
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,902,332
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,197,880
				7,123,322

Kentucky–2.66%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(c)	5.75%	12/01/2028	1,500	1,594,800
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,553,900
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,639,829
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/2030	1,500	1,711,305
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,225	1,411,176
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,100	3,580,190
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,425	1,579,356
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,610	1,784,395
Series 2009, Ref. RB (INS–AGC)(c)	5.25%	02/01/2024	185	203,940
Series 2009, Ref. RB (INS–AGC)(c)	5.25%	02/01/2025	205	225,779
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,192,560
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/2036	3,545	3,559,960
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,221,570
				21,258,760

Louisiana–1.84%
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB(h)	8.00%	07/01/2039	2,035	1,177,553
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,000	2,213,100
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,893,952)(f)	5.75%	10/30/2018	1,894	1,908,043
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	890,704
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	584,120
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,508,384
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	975,214
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,884,844
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,574,059
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	982,584
				14,698,605

Maryland–1.11%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB(d)(e)	5.50%	07/01/2017	1,400	1,453,032
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,859,992
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,875	3,530,299
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,208,757
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	858,835
				8,910,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–6.96%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	$350	$390,936
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB(d)(e)	5.00%	05/01/2019	1,000	1,114,760
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB(d)(e)(g)	0.00%	07/01/2017	715	593,400
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,552,891
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS–NATL)(c)(g)	0.00%	01/01/2022	1,550	1,435,424
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB(d)(e)	5.00%	10/01/2017	2,000	2,096,540
Series 2007, RB	5.00%	10/01/2032	150	156,953
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	537,168
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	584,440
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS–AGC)(c)	5.13%	11/15/2035	500	564,055
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(d)(e)	5.38%	08/01/2018	500	545,360
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	787,913
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/2040	250	271,952
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/2024	250	250,413
Series 2005, RB	5.50%	01/01/2035	450	450,666
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(b)	5.00%	10/01/2038	8,000	8,378,400
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(c)	5.25%	07/01/2033	300	347,550
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	557,075
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	2,500	3,675,975
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	555,320
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	577,245
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	854,737
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2007, RB(d)(e)	5.00%	07/01/2017	175	181,533
Series 2007, RB(d)(e)	5.00%	07/01/2017	140	145,250
Series 2007, RB	5.00%	07/01/2047	285	294,810
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(d)(e)	8.00%	10/15/2019	250	306,490
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB(d)(e)	5.63%	10/15/2019	500	574,175
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	546,620
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	500	597,750
Series 2011 I, RB	7.25%	01/01/2032	825	1,009,082
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	576,365
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(h)	5.63%	07/01/2028	225	255,391
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	284,455
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,988,755
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/2035	4,670	4,827,099
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS–AGM)(c)	5.25%	08/01/2031	500	699,230
Series 2011 B, General RB(d)(e)	5.00%	08/01/2021	200	239,438
Series 2011 C, Ref. General RB(b)	5.00%	08/01/2030	3,500	4,128,845
Series 2011 C, Ref. General RB(b)	5.00%	08/01/2031	2,000	2,359,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(c)	5.50%	08/01/2030	$1,500	$2,114,865
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS–NATL)(c)	5.50%	01/01/2023	1,000	1,248,330
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS–AMBAC)(c)	5.25%	06/01/2019	1,975	1,982,860
				55,639,856

Michigan–1.79%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,865	3,501,975
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,403,563
Series 2014 C-3, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2032	2,500	2,973,375
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	625	730,669
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	741,138
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,674,240
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,250,620
				14,275,580

Minnesota–0.66%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	1,850	2,082,304
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,200	1,357,236
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB(d)(e)	5.25%	11/15/2016	1,850	1,868,463
				5,308,003

Missouri–1.19%
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,300	1,306,526
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	883,035
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,765,581
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	160	165,272
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,095,400
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,342,003
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	620	621,339
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	675	723,964
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	1,500	1,608,810
				9,511,930

Nebraska–1.64%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,991,015
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,850,146
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,144,410
Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/2036	3,690	4,251,249
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	740	901,090
				13,137,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.09%
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)(d)(e)	5.00%	06/01/2018	$2,860	$3,079,333
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)(d)(e)	5.00%	06/01/2018	2,220	2,390,252
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB(d)(e)	5.25%	06/01/2017	3,100	3,208,283
				8,677,868

New Jersey–15.32%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	750	785,295
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	02/01/2021	1,000	1,095,700
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS–AGM)(c)(g)	0.00%	08/01/2019	1,845	1,766,809
Series 1998, CAB COP (INS–AGM)(c)(g)	0.00%	02/01/2025	1,845	1,517,107
Series 1998, CAB COP (INS–AGM)(c)(g)	0.00%	02/01/2028	2,850	2,091,814
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,080,840
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS–NATL)(c)	5.50%	10/01/2028	1,000	1,372,080
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS–AGC)(c)	5.00%	04/01/2021	775	849,942
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS–AGM)(c)(g)	0.00%	11/01/2025	2,000	1,657,940
Series 2005 A, Open Space & Farmland Preservation RB (INS–AGM)(c)	5.75%	11/01/2028	1,000	1,307,480
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,133,530
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP–FNMA)(h)	5.35%	07/01/2034	1,000	1,012,090
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(h)	5.60%	11/01/2034	1,000	1,130,400
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,043,870
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,500	1,642,860
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,204,120
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/2027	525	536,293
Series 2007, RB	5.13%	06/15/2037	700	712,579
New Jersey (State of) Economic Development Authority (Provident Group — Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,990,949
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB(d)(e)	5.25%	11/15/2016	500	504,815
Series 2006, Ref. Retirement Community RB(d)(e)	5.25%	11/15/2016	500	504,815
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.13%	01/01/2034	1,250	1,457,637
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,164,560
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(c)	5.90%	03/15/2021	26,835	29,140,663
Series 2004 A, Motor Vehicle RB (INS–BHAC)(b)(c)	5.25%	07/01/2026	7,000	9,297,470
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(c)	5.50%	09/01/2026	1,500	1,838,865
Series 2009, School Facilities Construction RB(d)(e)	5.50%	12/15/2018	645	715,886
Series 2009, School Facilities Construction RB (INS–AGC)(c)	5.50%	12/15/2034	355	387,195
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,104,250
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	564,250
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	561,120
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/2041	750	908,520
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/2032	1,000	1,184,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS–AGC)(c)	5.13%	01/01/2027	$1,000	$1,053,250
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	560,085
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS–AGC)(c)	5.00%	07/01/2038	1,880	2,004,870
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/2031	550	614,823
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(e)	5.25%	07/01/2023	1,000	1,265,320
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(d)(e)	6.63%	07/01/2018	1,000	1,108,410
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(e)	6.75%	07/01/2019	2,715	2,993,776
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,676,175
Series 2010 1-A, Ref. Student Loan RB(b)	5.00%	12/01/2025	3,295	3,467,559
Series 2010 1-A, Ref. Student Loan RB(b)	5.00%	12/01/2026	2,070	2,173,955
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,081,160
Series 2009 A, Transportation System CAB RB(g)	0.00%	12/15/2039	6,000	2,250,660
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/2030	1,600	904,160
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/2031	3,000	1,619,070
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS–AGM)(c)	5.25%	01/01/2027	705	934,957
Series 2009 E, RB	5.25%	01/01/2040	1,000	1,090,470
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,229,460
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/2042	500	590,640
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB(d)(e)	6.75%	12/01/2019	600	716,076
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	563,410
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS–NATL)(c)(g)	0.00%	09/01/2032	5,000	3,294,200
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS–AGM)(c)	5.25%	08/15/2032	1,300	1,349,283
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,633,345
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	1,024,664
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,015	4,053,705
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,967,322
				122,487,229

New Mexico–0.63%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	1,000	1,111,200
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,387,469
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/2032	1,350	1,496,516
				4,995,185

New York–14.06%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,370	1,620,491
Series 2009, RB(d)(e)	6.38%	01/15/2020	570	676,584
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	3,030,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	$1,000	$1,145,520
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	1,500	1,718,280
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,938,725
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,199,169
Series 2016 B, Ref. Transportation RB (INS–AGM)(c)	5.00%	11/15/2035	2,225	2,766,320
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/2042	710	834,641
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,416,622
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS–NATL)(c)	5.38%	03/01/2028	2,000	2,552,140
One Hundred Fifty-Second Series 2008, Consolidated RB(b)(h)	5.00%	11/01/2028	3,700	3,921,778
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB(b)(d)(e)	5.00%	06/15/2018	2,500	2,696,750
Series 2012 FF, Water & Sewer System RB(b)	5.00%	06/15/2045	6,915	8,209,765
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,876,576
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(b)	5.25%	01/15/2039	3,400	3,739,286
Series 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2038	5,010	6,072,020
Subseries 2011 D-1, Future Tax Sec. RB(b)	5.00%	11/01/2033	4,845	5,753,001
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,990,350
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/2026	4,775	5,065,845
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/2030	2,220	2,618,046
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	2,088,660
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(d)(e)	5.00%	10/01/2019	2,820	3,194,299
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(c)	5.00%	10/01/2023	180	200,599
Series 2014 C, State Personal Income Tax RB(b)	5.00%	03/15/2040	5,510	6,682,859
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/2026	1,800	1,985,778
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/2027	2,000	2,205,360
New York (State of) Thruway Authority; Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,725	2,136,913
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(b)	5.00%	12/15/2031	1,905	2,363,686
New York City Housing Development Corp.;
Series 2005 A, MFH VRD RB (LOC–Landesbank Hessen–Thüringen)(i)(j)	0.65%	12/01/2036	4,000	4,000,000
Series 2007 E-1, MFH RB(h)	5.35%	11/01/2037	1,600	1,637,808
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,315	6,183,630
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,144,778
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $848,563)(f)(k)	6.13%	02/15/2019	1,000	10
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2026	1,705	1,903,530
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2041	2,535	2,932,463
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	2,535	2,922,804
				112,425,328

North Carolina–2.40%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,962,149
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,225	1,378,394
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	4,300	4,730,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	$800	$819,464
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/2036	2,870	3,329,315
				19,220,139

North Dakota–0.14%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,090,060

Ohio–17.77%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,438
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,520,165
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,369,428
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,874,759
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,137,630
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2008, RB (INS–AGC)(c)	5.25%	02/15/2019	185	196,860
Series 2008, Ref. RB(d)(e)	5.25%	02/15/2018	2,815	3,003,774
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,268,769
Bowling Green (City of) (CFP I LLC — Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/2031	1,000	1,097,650
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,910	7,909,763
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	445,327
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/2038	700	720,727
Cincinnati (City of); Series 2011 A, Ref. Water System RB(b)	5.00%	12/01/2036	5,000	5,911,650
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,100	1,213,652
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS–AGM)(c)	5.50%	10/01/2019	2,825	3,223,890
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,116,610
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,116,610
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	807,092
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	570,375
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS–NATL)(c)	6.20%	12/01/2017	230	238,471
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,108,310
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/2036	930	1,065,334
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	859,140
Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/2041	1,500	1,711,800
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	1,250	1,259,762
Hamilton (County of) (Stratford Heights–University of Cincinnati); Series 2010, Ref. Student Housing RB (INS–AGM)(c)	5.00%	06/01/2030	1,000	1,130,760
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS–AMBAC)(c)(g)	0.00%	12/01/2023	2,000	1,720,040
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,155,790
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,550,744
Kent State University;
Series 2009 B, General Receipts RB(d)(e)	5.00%	05/01/2019	920	1,025,239
Series 2009 B, General Receipts RB (INS–AGC)(c)	5.00%	05/01/2028	80	88,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS–AGM)(b)(c)	4.50%	12/01/2031	$8,000	$8,358,480
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(c)	5.00%	04/01/2024	1,475	1,566,450
Series 2006 H, Hospital Facilities RB (INS–AGC)(b)(c)	5.00%	02/01/2024	5,840	6,205,000
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB(d)(e)	7.00%	11/01/2020	1,000	1,249,580
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,214,270
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,222,820
Medina City School District (School Facilities); Series 2008, COP(d)(e)	5.25%	06/01/2018	1,000	1,081,210
Miami University; Series 2011, Ref. General Receipts RB(b)	5.00%	09/01/2031	5,050	5,917,843
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(b)(d)(e)	5.00%	04/28/2018	9,125	9,784,738
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS–NATL)(c)	6.25%	04/01/2020	2,270	2,461,179
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,117,250
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,374,344
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB(b)	5.13%	01/01/2028	4,000	4,387,360
Series 2009 B, Hospital RB(b)	5.50%	01/01/2034	1,000	1,108,180
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(c)(h)	5.00%	12/31/2039	805	941,343
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,686,780
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(h)	4.80%	09/01/2036	15,500	15,526,040
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,613,944
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,495	1,543,483
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS–BHAC)(b)(c)	4.75%	01/15/2046	10,000	10,142,200
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,585	1,788,641
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	600	676,176
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	866,775
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(h)	5.85%	09/20/2028	730	776,895
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP–GNMA)(h)	5.25%	09/01/2030	75	75,141
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS–NATL)(c)(g)	0.00%	02/15/2030	1,000	716,310
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,128,200
Ohio State University;
Series 2010 D, RB(e)	5.00%	12/01/2030	45	63,827
Series 2010 D, RB	5.00%	12/01/2030	955	1,295,925
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB(d)(e)	5.00%	01/01/2021	315	370,717
Series 2011, Lease RB	5.00%	01/01/2030	185	211,311
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS–AGM)(c)	5.00%	12/01/2028	1,000	1,140,750
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	859,642
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	740,779
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,117,780
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,152,120
				142,104,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–1.79%
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	$1,000	$1,124,490
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,966,020
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(i)(j)	0.57%	03/01/2030	1,050	1,050,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,169,800
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(c)	5.00%	06/01/2039	1,825	2,005,894
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,060	1,276,579
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	1,190	1,388,706
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	200	242,946
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,200	1,429,092
Subseries 2014 A-2, Sub. Conv. CAB RB(l)	5.13%	12/01/2039	2,000	1,690,560
				14,344,087

South Carolina–1.58%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,092,770
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,906,400
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	517	542,903
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/2047	208	23,902
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	900	900,963
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,000	1,000,850
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	1,865	2,190,013
Series 2015, RB(h)	5.25%	07/01/2055	1,350	1,579,203
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(b)	5.00%	01/01/2033	3,000	3,402,270
				12,639,274

South Dakota–0.45%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,902,415
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,707,955
				3,610,370

Tennessee–0.54%
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(b)(d)(e)	5.25%	03/01/2018	2,650	2,830,810
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/2026	1,500	1,503,720
				4,334,530

Texas–15.22%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	2,057,711
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(c)	5.00%	08/15/2018	1,225	1,315,748
Series 2009, Ref. & Improvement RB (INS–AGC)(c)	5.00%	08/15/2019	1,440	1,595,434
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,747,281
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	1,825	2,152,898
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/2037	5,250	5,655,038
Harris (County of); Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2041	845	1,043,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	$825	$945,945
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,000	1,112,760
Houston (City of);
Series 2007, Ref. First Lien Combined Utility System RB(d)(e)	5.00%	11/15/2017	2,750	2,895,777
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2031	1,865	2,212,767
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2033	900	1,067,823
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2036	995	1,175,035
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(d)(e)	5.00%	02/01/2017	3,320	3,382,184
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,330	1,444,008
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,587,012
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	6,083
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,757,822
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB(d)(e)	5.50%	02/15/2017	1,100	1,124,827
Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,645,866
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,775	2,093,719
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	880	938,450
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	126,508
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	875	937,466
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,095	1,173,172
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	132,808
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	164,915
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	2,850	3,043,999
Series 2011 A, Special Projects System RB(b)	5.50%	09/01/2036	2,895	3,477,619
Series 2015 B, Ref. RB(b)	5.00%	01/01/2040	9,860	11,559,864
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,353,413
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,029,720
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	563,140
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(d)(e)	5.25%	11/15/2017	2,415	2,550,868
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,085	3,207,135
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	459,932
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(c)	6.25%	07/01/2028	3,300	3,681,447
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,475	1,655,420
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,530	2,060,017
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)(d)(e)	5.00%	04/01/2018	5,230	5,592,073
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	4,130	4,809,757
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,789,925
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,427,784
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,749,210
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,711,575
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,729,185
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	5,141,820
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,142,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$1,550	$1,833,464
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,475	1,870,625
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	1,975	2,022,459
University of Texas System Board of Regents; Series 2016 F, Financing System RB	5.00%	08/15/2047	2,520	3,773,876
				121,729,699

Utah–0.10%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	822,048

Virgin Islands–0.93%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/2029	725	755,928
Series 2009 A, Sub. RB	6.75%	10/01/2019	825	857,926
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/2039	2,000	2,054,500
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,775	1,782,402
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,000	2,002,920
				7,453,676

Virginia–1.10%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,950	3,415,362
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	970	1,158,403
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,530	3,901,074
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	323,063
				8,797,902

Washington–2.33%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS–NATL)(c)(g)	0.00%	02/01/2024	5,000	4,358,450
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2026	1,525	1,802,108
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,350	1,413,423
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/2033	1,500	1,757,340
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/2041	2,325	2,579,425
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,025	1,277,509
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,430,175
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	1,545	1,601,145
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,238,688
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,184,020
				18,642,283

West Virginia–1.03%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(h)	5.50%	10/15/2037	3,500	3,629,220
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,000	1,062,200
Series 2008, RB	6.25%	10/01/2023	1,100	1,167,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	$1,060	$1,198,023
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,020	1,152,814
				8,209,544

Wisconsin–1.51%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	450	470,075
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	410	428,950
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,305	1,494,212
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(b)(h)	5.30%	09/01/2023	450	463,307
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(b)	5.00%	03/01/2046	5,925	7,098,624
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	947,870
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,010	1,131,190
				12,034,228

Wyoming–0.29%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(h)	5.60%	12/01/2035	1,000	1,003,900
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,346,652
				2,350,552
TOTAL INVESTMENTS(m)–160.85% (Cost $1,161,591,265)				1,286,232,866
FLOATING RATE NOTE OBLIGATIONS–(29.47)%
Notes with interest and fee rates ranging from 1.08% to 1.53% at 08/31/2016 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1J)(n)				(235,675,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.86)%				(262,791,881)
OTHER ASSETS LESS LIABILITIES–1.48%				11,870,333
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$799,636,318

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi–Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $26,486,664, which represented 3.31% of the Trust’s Net Assets.
(g)	Zero coupon bonds issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2016 was $717,136, which represented less than 1% of the Trust’s Net Assets.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $408,285,622 are held by TOB Trusts and serve as collateral for the $235,675,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	79.3%
Pre–Refunded Bonds	13.5
General Obligation Bonds	6.7
Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Trust

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,161,591,265)	$1,286,232,866
Receivable for:
Investments sold	3,997,877
Interest	14,878,190
Custody expenses reimbursed	175,611
Investment for trustee deferred compensation and retirement plans	3,834
Other assets	18,877
Total assets	1,305,307,255

Liabilities:
Floating rate note obligations	235,675,000
Variable rate muni term preferred shares ($0.01 par value, 2,628 shares issued with liquidation preference of $100,000 per share)	262,791,881
Payable for:
Investments purchased	3,689,734
Amount due custodian	2,981,373
Dividends	112,878
Accrued interest expense	330,080
Accrued trustees’ and officers’ fees and benefits	4,694
Accrued other operating expenses	81,463
Trustee deferred compensation and retirement plans	3,834
Total liabilities	505,670,937
Net assets applicable to common shares	$799,636,318

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$741,768,096
Undistributed net investment income	2,710,386
Undistributed net realized gain (loss)	(69,483,765)
Net unrealized appreciation	124,641,601
$799,636,318

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	55,320,227
Net asset value per common share	$14.45
Market value per common share	$13.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Trust

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$28,125,784
Other income	528,234
Total investment income	28,654,018

Expenses:
Advisory fees	3,555,555
Administrative services fees	94,554
Interest, facilities and maintenance fees	3,265,578
Transfer agent fees	38,221
Trustees’ and officers’ fees and benefits	14,018
Registration and filing fees	28,535
Reports to shareholders	21,632
Professional services fees	21,281
Other	50,555
Total expenses	7,089,929
Net investment income	21,564,089

Realized and unrealized gain from:
Net realized gain from investment securities	443,104
Change in net unrealized appreciation of investment securities	19,668,098
Net realized and unrealized gain	20,111,202
Net increase in net assets resulting from operations applicable to common shares	$41,675,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$21,564,089	$46,006,692
Net realized gain (loss)	443,104	(1,048,092)
Change in net unrealized appreciation (depreciation)	19,668,098	(2,281,301)
Net increase in net assets resulting from operations applicable to common shares	41,675,291	42,677,299
Distributions to common shareholders from net investment income	(22,570,653)	(45,141,305)
Net increase (decrease) in net assets applicable to common shares	19,104,638	(2,464,006)

Net assets applicable to common shares:
Beginning of period	780,531,680	782,995,686
End of period (includes undistributed net investment income of $2,710,386 and $3,716,950, respectively)	$799,636,318	$780,531,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$41,675,291

Adjustments to reconcile the change in net assets applicable to common shares resulting from operations to net cash provided by operating activities:
Purchases of investments	(74,625,596)
Purchases of short-term investments, net	(4,475,000)
Proceeds from sales of investments	66,939,453
Amortization of premium	2,098,653
Accretion of discount	(949,872)
Decrease in interest receivables and other assets	358,159
Increase in accrued expenses and other payables	97,449
Net realized gain from investment securities	(443,104)
Net change in unrealized appreciation on investment securities	(19,668,098)
Net cash provided by operating activities	11,007,335

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(22,565,539)
Increase in payable for amount due custodian	108,204
Proceeds from TOB Trusts	21,880,000
Repayments of TOB Trusts	(10,430,000)
Net cash provided by (used in) financing activities	(11,007,335)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,145,810

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

28                         Invesco Municipal Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

29                         Invesco Municipal Trust

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such

30                         Invesco Municipal Trust

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities purchases of $5,477,508 and securities sales of $5,328,214, which did not result in any net realized gains or (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $227,707,857 and 1.18%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

31                         Invesco Municipal Trust

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$24,257,606	$—	$24,257,606
February 28, 2018	11,175,411	—	11,175,411
February 28, 2019	5,551,039	—	5,551,039
Not subject to expiration	7,026,850	18,897,817	25,924,667
	$48,010,906	$18,897,817	$66,908,723

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $75,527,051 and $66,642,202, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,595,641
Aggregate unrealized (depreciation) of investment securities	(4,255,789)
Net unrealized appreciation of investment securities	$123,339,852

Cost of investments for tax purposes is $1,162,893,014.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	55,320,227	55,320,227
Shares issued through dividend reinvestment	—	—
Ending shares	55,320,227	55,320,227

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,787 Series 2015/12-VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 841 Series 2015/12-VKQ VMTP shares in connection with the reorganization of Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On June 5, 2015, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2018, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $262,800,000 and 1.37%, respectively.

32                         Invesco Municipal Trust

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.0614	September 14, 2016	September 30, 2016
October 3, 2016	$0.0614	October 14, 2016	October 31, 2016

33                         Invesco Municipal Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a common share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value per common share, beginning of period	$14.11		$14.15	$13.31	$14.56	$14.23	$12.40
Net investment income(a)	0.39		0.83	0.80	0.80	0.81	0.90
Net gains (losses) on securities (both realized and unrealized)	0.36		(0.05)	0.85	(1.21)	0.47	1.90
Distributions paid to preferred shareholders from net investment income(a)	N/A		N/A	N/A	N/A	(0.00)	(0.01)
Total from investment operations	0.75		0.78	1.65	(0.41)	1.28	2.79
Less: dividends paid to common shareholders from net investment income	(0.41)		(0.82)	(0.81)	(0.84)	(0.95)	(0.96)
Net asset value per common share, end of period	$14.45		$14.11	$14.15	$13.31	$14.56	$14.23
Market value per common share, end of period	$13.94		$13.02	$12.74	$12.21	$14.32	$14.90
Total return at net asset value(b)	5.48%		6.40%	13.37%	(2.17)%	9.22%	23.37%
Total return at market value(c)	10.27%		9.06%	11.27%	(8.74)%	2.59%	30.97%
Net assets applicable to common shares, end of period (000’s omitted)	$799,636		$780,532	$782,996	$736,458	$805,387	$556,184
Portfolio turnover rate(d)	5%		11%	10%	15%	11%	14%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.77	%(e)	1.55%	1.64%	1.68%	1.56%	1.25	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.95	%(e)	0.97%	1.02%	1.06%	0.99%	1.03	%(f)
Without fee waivers and/or expense reimbursements	1.77	%(e)	1.55%	1.64%	1.68%	1.56%	1.32	%(f)
Ratio of net investment income before preferred share dividends	5.39	%(e)(g)	5.98%	5.76%	6.00%	5.57%	6.82%
Preferred share dividends	N/A		N/A	N/A	N/A	0.01%	0.05%
Ratio of net investment income after preferred share dividends	5.39	%(e)(g)	5.98%	5.76%	6.00%	5.56%	6.77%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(h)	$262,800		$262,800	$262,800	$262,800	$262,800	$178,750
Asset coverage per preferred share(h)(i)	$404,276		$397,006	$397,934	$380,167	$406,337	$102,788
Liquidating preference per preferred share(h)	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $793,772.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust and the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 5.25%.
(h)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(i)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

34                         Invesco Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General & Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative

35                         Invesco Municipal Trust

services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rates of two closed end funds and below the rate of three closed end funds. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

36                         Invesco Municipal Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	48,386,405	1,882,721
	Eli Jones	48,667,845	1,601,281
	Raymond Stickel, Jr.	48,437,793	1,831,333
(2)	Prema Mathai-Davis	2,628	0

37                         Invesco Municipal Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06362                 VK-CE-MUNI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.